Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 28, 2015	Mar. 29, 2014	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Net loss	$ (79,837)	$ (53,068)	$ (6,282)	$ (103,679)	$ (50,577)
Other comprehensive (loss) income:
Postretirement curtailment adjustment		(1,346)	(1,346)
Postretirement liability adjustment		2,164	(3,919)	4,407	(3,648)
Foreign currency translation adjustment	(6,299)		(5,816)
Other comprehensive (loss) income	(6,299)	818	(11,081)	4,407	(3,648)
Comprehensive loss	(86,136)	(52,250)	(17,363)	(99,272)	(54,225)
Less comprehensive income attributable to the noncontrolling interest	(1,982)	(2,270)	915	4,434	824
Comprehensive loss attributable to parent	(11,201)		$ (18,278)	$ (103,706)	$ (55,049)
Summit Holdings [Member]
Other comprehensive (loss) income:
Comprehensive loss attributable to parent	$ (72,953)	$ (49,980)